Contract Assets and Liabilities - Schedule of Performance Obligations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations [line items]
Contract liabilities	₩ 212,493	₩ 233,922
Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	19,149	18,544
Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	7,164	7,706
Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	146,106	136,880
Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	40,074	₩ 70,792
Less than 1 year [member]
Disclosure of performance obligations [line items]
Contract liabilities	155,577
Less than 1 year [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	19,149
Less than 1 year [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	5,717
Less than 1 year [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	93,587
Less than 1 year [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	37,124
1 - 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	13,421
1 - 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
1 - 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	969
1 - 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	9,502
1 - 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	2,950
More than 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	43,495
More than 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	478
More than 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	43,017
More than 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	₩ 0